Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2025
Furniture, fixtures and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years